Prepayments and Other Receivables (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Prepayments and Other Receivables.
Prepayments	€ 793	€ 2,449
Eli Lilly up-front receivable		56,254
Other receivables.	745	375
Total Prepayments and Other Receivables	€ 1,538	€ 59,078